Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

9.	Selected Quarterly Financial Data

The following table is a summary of selected financial data, by quarter:

	Quarterly Information (unaudited)				Period Ended
	March 31,	June 30,	September 30,	December 31,	December 31, 2016
Total revenue	$—	$—	$—	$38,855	$38,855

Net loss allocable to Limited Partners	$—	$—	$—	$(272,002)	$(272,002)
Weighted average number of limited partnership interests outstanding	—	—	—	269,944.71	269,944.71
Net loss attributable to Limited Partners per weighted average number of limited partnership interest outstanding	$—	$—	$—	$(1.01)	$(1.01)